Intangible Assets - Summary of Amortization of Intangible Assets Allocated (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 779	¥ 637	¥ 434
Cost of Revenues [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	577	434	239
Selling and Marketing Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	19	41	42
General and Administrative Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 183	¥ 162	¥ 153